SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2025
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 15 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
Current	2025	2024
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	397,786	275,864
Termination benefits	37,258	21,781
	435,044	297,645

Non-current
Termination benefits	59,034	12,455
	59,034	12,455
Total salaries and social security payables	494,078	310,100

Compensation for the Key Managers of Telecom for the years ended December 31, 2025, 2024 and 2023 are shown in Note 28.d).